Intellectual Property (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intellectual Property

Costs			Accumulated Amortization			Net Book Value
July 31, 2020:
July 31, 2019	Additions	July 31, 2020	July 31, 2019	Amortization during the year	July 31, 2020	July 31, 2020
$305,130	$0	$305,130	$29,008	$15,255	$44,263	$260,866

July 31, 2021:
July 31, 2020	Additions	July 31, 2021	July 31, 2020	Amortization during the period	July 31, 2021	July 31, 2021
$305,130	$0	$305,130	$44,263	$15,256	$59,520	$245,610